GUARANTEES AND COMMITMENTS - Disclosure of commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	$ 448,585
Year 1 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	169,868
Year 2 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	126,076
Year 3 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	117,406
Year 4 [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	35,235
Year 5 and beyond [Member]
Disclosure of direct cost of revenue [Line items]
Direct cost of revenue	$ 0